LEASES (Narrative) (Details)	1 Months Ended		12 Months Ended
	Dec. 30, 2021 m²	Jan. 26, 2021 m²	Dec. 31, 2021 USD ($) m²	Dec. 26, 2021	Dec. 31, 2020 USD ($)
Lessee, Lease, Description [Line Items]
Operating lease assets			$ 1,116,000		$ 398,000
Lease liabilities			$ 1,145,000
Weighted average remaining lease term			4 years 3 months 18 days
Weighted average borrowing rate			3.80%
Isfiya, ISRAEL | Office facilities [Member]
Lessee, Lease, Description [Line Items]
Area of lease | m²	70	1,550	900
Lease expiration date	Jan. 31, 2025	Dec. 31, 2023	May 31, 2022	Dec. 31, 2023
Option to extend the lease period for an additional time		3 years
Rental expenses under the lease agreement			$ 16,100